UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-02857



Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock High Income Fund of

BlackRock Bond Fund, Inc., 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 09/30



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock High Income Fund of BlackRock Bond Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock High Income Fund of BlackRock Bond Fund, Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Bond Fund, Inc.









========================== BLACKROCK HIGH INCOME FUND ==========================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037AG7
Meeting Date: JUL 24, 2008   Meeting Type: Bondholder
Record Date:  JUN 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: Approve          For       Did Not Vote Management
      Arrangement Scheme


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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EXCO RESOURCES, INC.

Ticker:       XCO            Security ID:  269279402
Meeting Date: JUN 4, 2009    Meeting Type: Annual
Record Date:  APR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Douglas H. Miller        For       For          Management
1.2   Elect Director Stephen F. Smith         For       For          Management
1.3   Elect Director Jeffrey D. Benjamin      For       For          Management
1.4   Elect Director Vincent J. Cebula        For       For          Management
1.5   Elect Director Earl E. Ellis            For       For          Management
1.6   Elect Director B. James Ford            For       For          Management
1.7   Elect Director T. Boone Pickens         For       Withhold     Management
1.8   Elect Director Jeffrey S. Serota        For       For          Management
1.9   Elect Director Robert L. Stillwell      For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Auditors                         For       For          Management


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LORAL SPACE & COMMUNICATIONS INC.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 19, 2009   Meeting Type: Annual
Record Date:  APR 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark H. Rachesky, M.D.   For       Withhold     Management
1.2   Elect Director Hal Goldstein            For       Withhold     Management
1.3   Elect Director Sai S. Devabhaktuni      For       Withhold     Management
2     Approve Issuance of Voting and          For       For          Management
      Non-Voting Common Stock and Eliminate
      Series of Preferred Stock
3     Increase Authorized Common Stock        For       For          Management
4     Ratify Auditors                         For       For          Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: AUG 11, 2008   Meeting Type: Annual
Record Date:  JUL 1, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert K. Lifton         For       Withhold     Management
1.2   Elect Director Howard Weingrow          For       Withhold     Management
1.3   Elect Director Jacob S. Weiss           For       Withhold     Management
1.4   Elect Director Amos Eiran               For       For          Management
1.5   Elect Director Zeev Nahmoni             For       For          Management
1.6   Elect Director Mitchell H. Freeman      For       For          Management
1.7   Elect Director Steve M. Barnett         For       For          Management
1.8   Elect Director Daniel A. Luchansky      For       For          Management
1.9   Elect Director Andrew A. Levy           For       For          Management
1.10  Elect Director Barry Newman             For       For          Management
2     Increase Authorized Common Stock        For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Auditors                         For       For          Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: DEC 23, 2008   Meeting Type: Special
Record Date:  NOV 26, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management
2     Increase Authorized Preferred Stock     For       For          Management
3     Amend Omnibus Stock Plan                For       Against      Management


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SUNPOWER CORP.

Ticker:       SPWRA          Security ID:  867652307
Meeting Date: MAY 8, 2009    Meeting Type: Annual
Record Date:  MAR 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Uwe-Ernst Bufe           For       For          Management
1.2   Elect Director Pat Wood III             For       Withhold     Management
2     Ratify Auditors                         For       For          Management


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WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 12, 2009   Meeting Type: Annual
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James Arthurs            For       For          Management
1.2   Elect Director Lee Doney                For       For          Management
1.3   Elect Director Dominic Gammiero         For       For          Management
1.4   Elect Director Cyrus Madon              For       For          Management
1.5   Elect Director Pierre McNeil            For       For          Management
1.6   Elect Director John B. Newman           For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT